Needham Aggressive Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

		Shares	Value
	Common Stocks (97.7%)
	Aerospace & Defense (1.0%)
	Parsons Corp. (a)	30,000	$1,012,800
	Biotechnology (0.5%)
	Avrobio, Inc. (a)	11,000	61,380
	G1 Therapeutics, Inc. (a)	31,000	416,020
			477,400
	Building Products (0.6%)
	Alpha Pro Tech Ltd. (a)	75,000	504,750
	Jewett Cameron Trading Ltd. (Canada)	7,500	88,350
			593,100
	Capital Markets (0.1%)
	Coinbase Global, Inc. - Class A (a)	500	113,740
	Chemicals (8.3%)
	Aspen Aerogels, Inc. (a)	178,000	8,189,780
	Commercial Services & Supplies (1.4%)
	ACV Auctions, Inc. - Class A (a)	67,500	1,207,575
	Clean Harbors, Inc. (a)	2,000	207,740
			1,415,315
	Communications Equipment (5.3%)
	ADTRAN, Inc.	55,000	1,031,800
	Cambium Networks Corp. (Cayman Islands) - ADR (a)	17,250	624,277
	KVH Industries, Inc. (a)	369,400	3,557,322
			5,213,399
	Construction Materials (2.2%)
	Smith-Midland Corp. (a)	160,000	2,219,200
	Electrical Equipment (10.4%)
	Vicor Corp. (a)	76,750	10,296,780
	Electronic Equipment, Instruments & Components (2.0%)
	Arlo Technologies, Inc. (a)	45,000	288,450
	IPG Photonics Corp. (a)	7,000	1,108,800
	Vishay Precision Group, Inc. (a)	17,500	608,475
			2,005,725
	Entertainment (0.1%)
	World Wrestling Entertainment, Inc. - Class A	2,250	126,585
	Food Products (0.1%)
	Vital Farms, Inc. (a)	5,000	87,850
	Health Care Equipment & Supplies (3.3%)
	CryoPort, Inc. (a)	29,500	1,962,045
	LeMaitre Vascular, Inc.	20,500	1,088,345
	Precision Optics Corporation Inc. (a)	80,000	152,000
	ViewRay, Inc. (a)	8,200	59,122
			3,261,512
	Health Care Providers & Services (2.5%)
	Laboratory Corp. of America Holdings (a)	1,900	534,736
	Quest Diagnostics, Inc.	2,000	290,620
	Sharps Compliance Corp. (a)	198,000	1,637,460
			2,462,816
	Health Care Technology (0.4%)
	Omnicell, Inc. (a)	2,900	430,447
	Household Products (1.4%)
	Oil-Dri Corp. of America	39,500	1,382,500
	Internet & Direct Marketing Retail (1.0%)
	ThredUp, Inc. - Class A (a)	47,500	1,030,275
	Internet Software Services (0.8%)
	TPG Pace Solutions Corp. (Cayman Islands) - ADR (a)	75,000	753,750
	IT Services (2.2%)
	Akamai Technologies, Inc. (a)(b)	14,500	1,516,555
	BigCommerce Holdings, Inc. - Series 1 (a)	12,500	633,000
			2,149,555
	Life Sciences Tools & Services (1.1%)
	Bruker Corp.	11,500	898,150
	Fluidigm Corp. (a)	25,000	164,750
			1,062,900
	Machinery (0.3%)
	Westinghouse Air Brake Technologies Corp.	3,000	258,630
	Professional Services (1.2%)
	CRA International, Inc.	12,000	1,192,080
	Real Estate Investment Trusts (REITs) (1.9%)
	American Tower Corp.	1,000	265,410
	Equinix, Inc.	2,000	1,580,260
			1,845,670
	Semiconductors & Semiconductor Equipment (30.9%) (d)
	Allegro MicroSystems, Inc. (a)	3,000	95,880
	AXT, Inc. (a)	50,000	416,500
	Entegris, Inc.	68,000	8,561,200
	FormFactor, Inc. (a)	22,500	839,925
	MKS Instruments, Inc.	22,000	3,320,020
	NeoPhotonics Corp. (a)	45,000	391,950
	Nova Ltd. (Israel) - ADR (a)	60,000	6,137,400
	PDF Solutions, Inc. (a)(b)	334,000	7,695,360
	Photronics, Inc. (a)	35,000	477,050
	SiTime Corp. (a)	5,000	1,020,850
	SkyWater Technology, Inc. (a)	18,150	493,680
	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	7,500	837,375
	Veeco Instruments, Inc. (a)	11,000	244,310
			30,531,500
	Software (6.4%)
	The Trade Desk, Inc. - Class A (a)	12,000	843,600
	Alkami Technology, Inc. (a)	2,000	49,360
	Altair Engineering, Inc. - Class A (a)	4,500	310,230
	Appian Corp. (a)	650	60,131
	ChannelAdvisor Corp. (a)	20,000	504,600
	Digimarc Corp. (a)	6,500	223,860
	Duck Creek Technologies, Inc. (a)	2,100	92,904
	Everbridge, Inc. (a)	2,000	302,080
	GSE Systems, Inc. (a)(e)	1,235,000	1,815,450
	Q2 Holdings, Inc. (a)	8,000	641,120
	SEMrush Holdings, Inc. - Class A (a)	12,500	288,250
	Telos Corp. (a)	29,500	838,390
	WANdisco PLC (Jersey) (a)	77,500	319,536
			6,289,511
	Specialty Retail (2.5%)
	CarMax, Inc. (a)	19,500	2,495,220
	Technology Hardware, Storage & Peripherals (8.4%)
	Apple, Inc.	38,500	5,447,750
	Intevac, Inc. (a)	96,800	462,704
	Super Micro Computer, Inc. (a)	65,000	2,377,050
			8,287,504
	Trading Companies & Distributors (0.8%)
	Transcat, Inc. (a)	13,000	838,240
	Transportation Infrastructure (0.6%)
	exactEarth Ltd. (Canada) (a)	216,600	566,040
	Total Common Stocks
	(Cost $34,005,835)		$96,589,824

	Short-Term Investments (3.0%)
	Money Market Fund (3.0%)
	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% (c)
	(Cost $2,976,842)	2,976,842	2,976,842

	Total Investments (100.7%)
	(Cost $36,982,677)		99,566,666
	Liabilities in Excess of Other Assets (-0.7%)		(694,170)
	Net Assets (100.0%)		$98,872,496

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,422,920.
(c)	Rate shown is the seven-day yield as of September 30, 2021.
(d)	As of September 30, 2021, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
(e)	Affiliated security. Please refer to Note 3.
ADR	American Depositary Receipt

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	90.6%
	Israel	6.2%
	Taiwan	0.8%
	Cayman Islands	1.4%
	Jersey	0.3%
	Canada	0.7%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 3.0%